Stockholders' Deficit (Details Narrative) (10K) - USD ($)			3 Months Ended	5 Months Ended
	Jul. 23, 2016	Jul. 23, 2016	Mar. 31, 2017	Dec. 31, 2016	Jan. 11, 2017	Jan. 10, 2017
Common stock, par value			$ 0.0001
Issuance of common stock for service, value				$ (2,000)
Common stock, shares authorized			100,000,000	100,000,000
Preferred stock, shares authorized			20,000,000	20,000,000
Common stock, shares issued			19,263,367	20,000,000
Common stock, shares outstanding			19,263,367	20,000,000
Preferred stock, shares issued			1,000
Preferred stock, shares outstanding			1,000
Two Directors and Officers [Member]
Number of shares issued for services	20,000,000	20,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Issuance of common stock for service, value	$ 2,000	$ 2,000
Common stock, shares issued					5,000,000
Common stock, shares outstanding						20,000,000